Right-of-Use Assets and Lease Liabilities (Details) - Schedule of right-of-use assets by class of underlying asset	12 Months Ended
Dec. 31, 2020
Production Plant [Member]
Right-of-Use Assets and Lease Liabilities (Details) - Schedule of right-of-use assets by class of underlying asset [Line Items]
Right-of-use assets, percentage	11.00%
Offices and labs [Member]
Right-of-Use Assets and Lease Liabilities (Details) - Schedule of right-of-use assets by class of underlying asset [Line Items]
Right-of-use assets, percentage	50.00%
Vehicles [member] | Bottom of range [member]
Right-of-Use Assets and Lease Liabilities (Details) - Schedule of right-of-use assets by class of underlying asset [Line Items]
Right-of-use assets, percentage	33.00%
Vehicles [member] | Top of range [member]
Right-of-Use Assets and Lease Liabilities (Details) - Schedule of right-of-use assets by class of underlying asset [Line Items]
Right-of-use assets, percentage	100.00%